Financial Instruments - Detailed Information about In Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
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Lease financial liability at beginning of year	$ 1,306	$ 1,315	$ 1,309
Additions From New Leases	213	274	296
Increase Decrease Reductions Of Leases Financial Liabilities From Payments	(276)	(239)	(192)
Increase Decrease Cancellation And Remeasurements Of Lease Financial Liabilities	(9)	(54)	(67)
Increase Decrease Through Foreign Exchange Difference Lease Financial Liabilities	26	10	(31)
Lease financial liability at end of year	$ 1,260	$ 1,306	$ 1,315